PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) as of October 31, 2022
Description	Shares	Value
Long-Term Investments 98.4%
Common Stocks 98.2%
Air Freight & Logistics 1.3%
United Parcel Service, Inc. (Class B Stock)	18,397	$3,086,465
Automobiles 5.5%
Tesla, Inc.*	55,563	12,642,805
Beverages 1.0%
PepsiCo, Inc.	12,688	2,303,887
Biotechnology 2.6%
AbbVie, Inc.	3,861	565,250
Amgen, Inc.	2,988	807,806
Vertex Pharmaceuticals, Inc.*	14,720	4,592,640
		5,965,696
Capital Markets 2.3%
Blackstone, Inc.	26,834	2,445,651
FactSet Research Systems, Inc.	1,421	604,621
S&P Global, Inc.	7,243	2,326,814
		5,377,086
Chemicals 1.4%
CF Industries Holdings, Inc.	17,657	1,876,233
Linde PLC (United Kingdom)	4,241	1,261,061
		3,137,294
Commercial Services & Supplies 0.5%
Republic Services, Inc.	4,155	551,036
Waste Management, Inc.	3,534	559,680
		1,110,716
Communications Equipment 0.9%
Arista Networks, Inc.*	17,204	2,079,276
Construction & Engineering 0.2%
WillScot Mobile Mini Holdings Corp.*	13,277	564,671

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance 0.8%
American Express Co.	11,899	$1,766,407
Electronic Equipment, Instruments & Components 1.4%
Amphenol Corp. (Class A Stock)	7,571	574,109
Corning, Inc.	17,423	560,498
Keysight Technologies, Inc.*	11,781	2,051,661
		3,186,268
Energy Equipment & Services 2.0%
Schlumberger NV	86,852	4,518,910
Entertainment 2.5%
Electronic Arts, Inc.	4,381	551,831
Netflix, Inc.*	13,022	3,800,861
ROBLOX Corp. (Class A Stock)*	29,494	1,319,562
		5,672,254
Equity Real Estate Investment Trusts (REITs) 0.5%
American Tower Corp.	5,284	1,094,792
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	4,788	2,401,182
Performance Food Group Co.*	11,089	577,072
Sysco Corp.	26,476	2,291,762
		5,270,016
Food Products 0.6%
Darling Ingredients, Inc.*	10,070	790,294
Lamb Weston Holdings, Inc.	6,593	568,448
		1,358,742
Health Care Equipment & Supplies 0.3%
Abbott Laboratories	6,803	673,089
Health Care Providers & Services 4.2%
Cigna Corp.	5,904	1,907,346

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
DaVita, Inc.*	5,782	$422,144
UnitedHealth Group, Inc.	13,307	7,387,380
		9,716,870
Hotels, Restaurants & Leisure 2.7%
Airbnb, Inc. (Class A Stock)*	13,625	1,456,649
Hilton Worldwide Holdings, Inc.	15,055	2,036,339
Marriott International, Inc. (Class A Stock)	17,031	2,726,834
		6,219,822
Interactive Media & Services 5.1%
Alphabet, Inc. (Class A Stock)*	117,205	11,077,044
ZoomInfo Technologies, Inc.*	12,128	540,060
		11,617,104
Internet & Direct Marketing Retail 4.9%
Amazon.com, Inc.*	100,816	10,327,591
MercadoLibre, Inc. (Brazil)*	1,144	1,031,453
		11,359,044
IT Services 10.6%
Adyen NV (Netherlands), 144A*	1,395	1,991,501
FleetCor Technologies, Inc.*	10,062	1,872,740
Gartner, Inc.*	2,625	792,540
Globant SA*	3,001	566,229
International Business Machines Corp.	7,598	1,050,727
Jack Henry & Associates, Inc.	2,848	566,923
Mastercard, Inc. (Class A Stock)	21,429	7,032,569
Snowflake, Inc. (Class A Stock)*	9,394	1,505,858
Visa, Inc. (Class A Stock)(a)	40,373	8,363,671
WEX, Inc.*	3,526	578,758
		24,321,516
Leisure Products 0.3%
Brunswick Corp.	10,996	777,087
Life Sciences Tools & Services 2.9%
Agilent Technologies, Inc.	4,511	624,097

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services (cont’d.)
Danaher Corp.	15,436	$3,884,778
IQVIA Holdings, Inc.*	2,791	585,189
Thermo Fisher Scientific, Inc.	3,151	1,619,519
		6,713,583
Machinery 0.5%
Deere & Co.	2,859	1,131,649
Media 0.6%
Trade Desk, Inc. (The) (Class A Stock)*	24,260	1,291,602
Pharmaceuticals 3.0%
Eli Lilly & Co.	14,161	5,127,556
Novo Nordisk A/S (Denmark), ADR	16,403	1,785,303
		6,912,859
Real Estate Management & Development 0.8%
CBRE Group, Inc. (Class A Stock)*	25,862	1,834,650
Road & Rail 1.6%
J.B. Hunt Transport Services, Inc.	11,046	1,889,639
Uber Technologies, Inc.*	20,665	549,069
Union Pacific Corp.	6,691	1,319,064
		3,757,772
Semiconductors & Semiconductor Equipment 8.2%
ASML Holding NV (Netherlands)	2,004	946,730
Broadcom, Inc.	12,380	5,820,086
Enphase Energy, Inc.*	1,911	586,677
Lam Research Corp.	6,048	2,448,109
NVIDIA Corp.	24,236	3,271,133
ON Semiconductor Corp.*	29,306	1,800,267
QUALCOMM, Inc.	28,845	3,393,903
Universal Display Corp.	5,775	549,895
		18,816,800
Software 12.6%
Adobe, Inc.*	16,520	5,261,620

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Atlassian Corp. (Class A Stock)*	4,787	$970,469
Crowdstrike Holdings, Inc. (Class A Stock)*	5,729	923,515
Datadog, Inc. (Class A Stock)*	6,806	547,951
HubSpot, Inc.*	6,927	2,054,271
Microsoft Corp.	62,819	14,582,175
Palo Alto Networks, Inc.*	7,021	1,204,733
Salesforce, Inc.*	17,961	2,920,279
Synopsys, Inc.*	1,935	566,084
		29,031,097
Specialty Retail 3.1%
Home Depot, Inc. (The)	8,601	2,547,014
Lowe’s Cos., Inc.	15,666	3,054,087
O’Reilly Automotive, Inc.*	953	797,823
TJX Cos., Inc. (The)	8,964	646,304
		7,045,228
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.	107,849	16,537,566
Textiles, Apparel & Luxury Goods 3.6%
Deckers Outdoor Corp.*	4,956	1,734,253
Lululemon Athletica, Inc.*	2,472	813,387
LVMH Moet Hennessy Louis Vuitton SE (France)	8,932	5,636,046
		8,183,686
Trading Companies & Distributors 0.2%
Core & Main, Inc. (Class A Stock)*	24,345	574,055

Total Common Stocks (cost $158,377,123)		225,650,364

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Preferred Stock 0.2%
Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)* (cost $565,036)	5,655	$578,415

Total Long-Term Investments (cost $158,942,159)		226,228,779

Short-Term Investments 4.3%
Affiliated Mutual Fund 3.7%
PGIM Institutional Money Market Fund (cost $8,522,949; includes $8,477,951 of cash collateral for securities on loan)(b)(we)	8,532,249	8,524,570
Unaffiliated Fund 0.6%
Dreyfus Government Cash Management (Institutional Shares) (cost $1,369,243)	1,369,243	1,369,243

Total Short-Term Investments (cost $9,892,192)		9,893,813

TOTAL INVESTMENTS 102.7% (cost $168,834,351)		236,122,592
Liabilities in excess of other assets (2.7)%		(6,231,773)

Net Assets 100.0%		$229,890,819

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
PRFC—Preference Shares
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,232,092; cash collateral of $8,477,951 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).